ACCOUNTS PAYABLE AND OTHER - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	$ 469	$ 506
Interest expense on lease liabilities	$ 27	$ 28